GrandView Investment Trust
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                November 15, 1995

                                                         Telephone 919 972 9922
                                                         U.S. WATS 800-525-FUND
                                                         Facsimile 919-442-4226

To the Shareholders of the GrandView REIT Index Fund:

We are pleased to enclose the semi-annual report for the GrandView REIT Index Fund. As is our custom, we are pleased to show our results in the table below along with appropriate market benchmarks.

---------------------------------------------------------------------------------=======================-------------------------
Period Ending             Dow Jones            S&P 500             GrandView             GrandView           GrandView REIT
                        Utility Index           Index              REIT Index           REIT Index             Index Fund
                        (Total Return)      (Total Return)       (Total Return)         Fund (NAV)                (MOP)
                                                                                      (Total Return)         (Total Return)
---------------------------------------------------------------------------------------------------------------------------------
Six Months                  4.92%               7.66%                11.30%                9.82%                  6.53%
Ending 9/30/96
---------------------------------------------------------------------------------------------------------------------------------
One Year                    7.20%               20.14%               18.29%               13.45%                 10.05%
Ending 9/30/96
---------------------------------------------------------------------------------------------------------------------------------
Since Inception             15.27%              29.53%               23.53%               16.85%                 13.35%
From 07/03/95
Ending 9/30/96
---------------------------------------------------------------------------------=======================-------------------------

NAV= Net Asset Value (Without Sales Load)
MOP = Maximum Offering Price (With Sales Load)

We have accomplished much since our last report to you six months ago. The GrandView REIT Index Fund has roughly doubled in size and is now reaching a size where it can effectively duplicate the GrandView REIT Index. Our performance, although not an exact duplicate for the benchmark, still compares favorably with the other market indices over the last six months. The fund's correlation with the benchmark was in excess of 99.9% for the period which was far in excess of our stated objective of 90%. Although the GrandView REIT Index Fund will never exactly duplicate the benchmark's performance because of fund expenses and timings of cash flows, the Fund does expect to become a closer match to the index as it grows in size. In addition, while the stock market in general experienced a mild correction in the mid-summer of 7-10%, your fund experienced positive returns throughout. We think this shows the stabilizing influence a well diversified real estate fund can add to an investment portfolio. We also paid two dividends in the last six months for a total of $0.255. We expect to continue this distribution policy at this or higher levels going forward. We don't expect to pay any capital gain distribution this December but if we do, it will be a small one. This highlights another benefit of indexing as trading is kept to a minimum which tends to minimize the tax impact on investors until they sell their shares.

Another note of interest that has occurred over the last six months is the advent of a competing REIT Index fund by the one of the largest fund companies, Vanguard. We welcome the competition and feel flattered that as one of the smallest real estate funds and the first REIT index fund, we have been copied by one of the most successful fund complexes. Vanguard will certainly be tough competition but you should be aware there is a difference between the GrandView REIT Index Fund and Vanguards.

Vanguard's benchmark index, The Morgan Stanley REIT Index, does not include healthcare or mortgage REITs in its investment portfolio. We on the other hand include both these sectors which in fact compose over 18% of our index. We believe this fundamental difference significantly differentiates the products and makes your investment in the GrandView REIT Index Fund a better choice for a representative real estate investment.

We are also please to inform you that your fund in addition to all the GrandView Funds are now available for 24 hour pricing and shareholder information by calling 1-800-773-3863. Fund information is also available on America On Line via keyword Morningstar as well in reports published by Lipper Analytical, and Value Line. Finally, we are also listed in USA Today in the first issue of every month where they rank all mutual funds against their peers.

Again we thank you for your support and look forward to a prosperous future. Should you have any questions or desire additional information, please feel free to contact the Fund Administrator at 1-800- 525-3863, or the offices of GrandView Advisers at 1-800-578-4301.


Winsor H. Aylesworth
President
GrandView Advisers

                           GRANDVIEW REIT INDEX FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                      Value
                                             Shares                 (note 1)
COMMON STOCKS - 94.12%

     Real Estate Investment Trust  - 94.12%
      Avalon Properties, Inc.                      300                  $6,938
      BRE Properties, Inc.                         550                  11,000
      CWM Mortgage Holdings, Inc.                  500                   9,938
      Capstead Mortgage Corporation                412                   8,498
      Chelsea GCA Realty, Inc.                     200                   6,100
      Crescent Real Estate Equities, Inc.          300                  12,337
      Developers Diversified Realty                275                   8,800
      Duke Realty Investments, Inc.                300                   9,750
      Equity Residential Properties Trust          550                  19,662
      Franchise Finance Corporation of Ame         500                  11,687
      Federal Realty Investment Trust              400                   9,400
      FelCor Suite Hotels, Inc.                    250                   8,063
      First Industrial Realty Trust, Inc.          300                   7,650
      General Growth Properties                    350                   8,750
      Health Care Property Investors, Inc.         400                  13,100
      Health and Retirement Property Trust         800                  14,200
      Highwoods Properties Inc.                    200                   6,050
      Horizon Group, Inc.                          325                   6,703
      Kimco Realty Corporation                     400                  11,900
      Manufactured Home Communities, Inc.          450                   8,606
      Meditrust Corporation                        700                  24,325
      Merry Land & Investment Company, Inc         400                   8,500
      National Health Investors, Inc.              225                   7,509
      Nationwide Health Properties, Inc.           500                  11,062
      New Plan Realty Trust                        650                  13,975
      Oasis Residential, Inc.                      300                   6,563
      Post Properties, Inc.                        275                  10,072
      Public Storage, Inc.                         700                  15,837
      ROC Communities, Inc.                        225                   5,484
      Realty Income Corporation                    400                   9,100
      Security Capital Pacific Trust               900                  19,237
      Security Capital Industrial Trust           1029                  18,779
      Shurgard Storage Centers, Inc.               425                  10,997
      Simon DeBartolo Group, Inc.                 1101                  28,075
      Spieker Properties, Inc.                     425                  12,484
      Starwood Lodging Trust                       250                  10,438
      Storage USA, Inc.                            300                  10,033
      United Dominion Realty Trust                 700                   9,800
      Vornado Realty Trust                         300                  12,188
      Weingarten Realty Investors                  325                  12,594
                                                   ---                 -------

Total Common Stocks (Cost $428,356)                                    456,184
                                                                       ========

                                                                  (Continued)
                           GRANDVIEW REIT INDEX FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                            Principal                 Value
                                             Amount                 (note 1)
REPURCHASE AGREEMENT (a) - 5.83%
      Wachovia Bank                            $28,255                 $28,255
      5.75%, due October 1, 1996
      (Cost $28,255)


Total Value of Investments (Cost $456,611 (b))            99.95%       484,439
Other Assets Less Liabilities                              0.05%           244
                                                         -------      --------
   Net Assets                                            100.00%      $484,683
                                                         ======       ========




(a)The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

(b)Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                          $28,649
      Unrealized depreciation                                             (821)
                                                                       -------

               Net unrealized appreciation                             $27,828
                                                                       =======




See accompanying notes to financial statements

                           GRANDVIEW REIT INDEX FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)


ASSETS
   Investments, at value (cost $456,611)                             $484,439
   Interest receivable                                                     42
   Dividends receivable                                                 2,092
   Prepaid expenses                                                     6,367
   Deferred organization expenses, net (note 4)                        20,408
                                             -                         ------

      Total assets                                                    513,348
                                                                      =======

LIABILITIES
   Payable for investment purchases                                    10,033
   Accrued expenses                                                     1,500
   Due to investment advisor                                           15,358
   Disbursements in excess of cash on demand deposit                    1,774
                                                                       ------

      Total liabilities                                                28,665
                                                                       ======

NET ASSETS
   (applicable to 44,301 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)            $484,683
                                                                     ========

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($484,683  44,301 shares)                                          $10.94

OFFERING PRICE PER SHARE
   (100  97 of $10.94)                                                $11.28

NET ASSETS CONSIST OF
   Paid-in capital                                                   $457,799
   Undistributed net investment income                                    423
   Undistributed net realized loss on investments                      (1,367)
   Net unrealized appreciation on investments                          27,828
                                                                     --------
                                                                     $484,683
                                                                     ========



See accompanying notes to financial statements

                           GRANDVIEW REIT INDEX FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)


INVESTMENT INCOME

   Income
      Dividends                                                       $12,197
      Interest                                                            310
                                                                       -------

         Total income                                                  12,507
                                                                       ======

   Expenses
      Fund accounting fees (note 2)                                     4,663
      Professional fees                                                 2,902
      Custody fees                                                      1,360
      Registration and filing administration fees                         729
      Investment advisory fees (note 2)                                   654
      Fund administration fees (note 2)                                   421
      Shareholder recordkeeping fees                                      108
      Securities pricing fees                                             174
      Amortization of deferred organization expenses (note 4)           2,729
      Registration and filing expenses                                    243
      Other operating expenses                                            789
      Shareholder servicing expenses                                      880
      Printing expenses                                                   168
      Trustee fees and meeting expenses                                    57
                                                                       ------

         Total expenses                                                15,877
                                                                       ======

         Less:
            Expense reimbursements (note 2)                           (13,265)
            Investment advisory fees waived (note 2)                     (654)
                                                  -                    ------

         Net expenses                                                   1,958
                                                                       ------

            Net investment income                                      10,549
                                                                       ======

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss from investment transactions                      (1,464)
   Increase in unrealized appreciation on investments                  28,709
                                                                       ------

      Net realized and unrealized gain on investments                  27,245
                                                                       ------

         Net increase in net assets resulting from operations         $37,794
                                                                      =======









See accompanying notes to financial statements

                           GRANDVIEW REIT INDEX FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                                              For the
                                                                            period from
                                                                            July 3, 1995
                                                                         (commencement of
                                                            Period ended   operations) to
                                                            September 30,    March 31,
                                                                1996            1996
INCREASE IN NET ASSETS

  Operations
     Net investment income                                       $10,549          $5,240
     Net realized gain (loss) from investment transactions        (1,464)          1,665
                                                                  ======           =====
     Increase (decrease) in unrealized appreciation on inves      28,709            (881)
                                                                  ------            ----

        Net increase in net assets resulting from operations      37,794           6,024
                                                                  ======           =====

  Distributions to shareholders from
     Net investment income                                       (10,126)         (5,240)
     Net realized gain from investment transactions                    0          (1,568)
                                                                  ------          ------

        Decrease in net assets resulting from distributions      (10,126)         (6,808)
                                                                 =======          ======

  Capital share transactions
     Increase in net assets resulting from capital share tra     204,222         253,577
                                                                 -------         -------

           Total increase in net assets                          231,890         252,793
                                                                 =======         =======

NET ASSETS

  Beginning of period                                            252,793               0
                                                                 -------         -------

  End of pe(including undistributed net investment income       $484,683        $252,793
                                                                ========        ========
           of $423 as of September 30, 1996  and $0 as of
           March 31, 1996)


(a) A summary of capital share activity follows:
                                                            For the period from July 3, 1995
                               Period ended                 (commencement of operations)
                               September 30, 1996           to March 31, 1996

                                  Shares         Value         Shares          Value

Shares sold                          19,050      $198,902         25,257        $258,779
Shares issued for reinvestment
  of distributions                      683         7,344            482           4,916
                                     ------        ------          -----           -----

                                     19,733       206,246         25,739         263,695
                                     ------       -------         ------         -------

Shares redeemed                        (195)       (2,024)          (976)        (10,118)
                                     ------        ------           ----         -------

  Net increase                       19,538      $204,222         24,763        $253,577
                                     ======      ========         ======        ========


See accompanying notes to financial statements

                           GRANDVIEW REIT INDEX FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)
                                  (Unaudited)

                                                                        For the
                                                                      period from
                                                                      July 3, 1995
                                                                    (commencement of
                                                    Period ended     operations) to
                                                   September 30,       March 31,
                                                         1996             1996

Net asset value, beginning of period                       $10.21           $10.00

   Income from investment operations
      Net investment income                                  0.27             0.33
      Net realized and unrealized gain on investmen          0.72             0.32
                                                             ----             ----

         Total from investment operations                    0.99             0.65
                                                             ----             ----

   Distributions to shareholders from
      Net investment income                                 (0.26)           (0.33)
      Net realized gain from investment transaction          0.00            (0.11)
                                                             ----            -----

         Total distributions                                (0.26)           (0.44)
                                                            -----            -----

Net asset value, end of period                             $10.94           $10.21
                                                           ======           ======


Total return                                                 9.82 %           6.40 %


Ratios/supplemental data

   Net assets, end of period                             $484,683         $252,793

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees          8.40 %(a        20.63 %(a)
      After expense reimbursements and waived fees           1.04 %(a         1.05 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees         (1.72)%(a       (13.66)%(a)
      After expense reimbursements and waived fees           5.64 %(a         5.86 %(a)


   Portfolio turnover rate                                  23.15 %          47.46 %


(a) Annualized.








See accompanying notes to financial statements

                            GRANDVIEW REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The GrandView REIT Index Fund (the "Fund") is a diversified series of shares of beneficial interest of the GrandView Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on July 3, 1995. Shares of the Fund purchased are subject to a maximum sales charge of 3.00%. Shares of the Fund redeemed are subject to a 1.00% redemption fee, which applies to redemptions during the first six months after share purchases. The redemption fee is subsequently reduced after the first six months and is eliminated after one year. The following is a summary of significant accounting policies followed by the Fund.

    A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

    B. Federal Income Taxes - At March 31, 1996, the Fund was considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions to taxable income to relieve it from all federal income taxes.

            The character of distributions made during the year from net investment income or net realized gains from investment transactions may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains are recorded by the Fund.

    C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

    D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                            GRANDVIEW REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



    E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

            Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.35% of the Fund's average daily net assets.

            Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.05% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $654 ($0.02 per share) and has voluntarily reimbursed $13,265 of the Fund's operating expenses for the period ended September 30, 1996.

            The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.225% of the Fund's first $25 million of average daily net assets, 0.20% of the next $25 million of average daily net assets, and 0.175% of average daily net assets over $50 million. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                            GRANDVIEW REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



            Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1996, the Distributor retained sales charges in the amount of $383.

            Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

            At September 30, 1996, the Advisor, its officers, and Trustees of the Fund held 10,590 shares or 24% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

            The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

            The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

            The Trustees of the Trust do not currently intend to authorize the payment of any such distribution and service fees from the Fund, although they have authority under the Plan to do so in the future. Shareholders of the Fund will be given at least sixty days written notice before any distribution and service fees are imposed.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

            All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

            Purchases   and  sales  of   investments,   other  than   short-term
        investments, aggregated $267,299 and $79,423, respectively, for the period ended September 30, 1996.